Significant accounting policies (Details) - USD ($)		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2019	Jun. 30, 2020	Mar. 09, 2020	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201602Member
Operating right-of-use assets		$ 104,977,000	$ 86,267,000
Operating lease, liability			87,069,000
Opening retained earnings		$ 1,618,055,000	1,578,483,000
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]		us-gaap:AccountingStandardsUpdate201602CumulativeEffectPeriodOfAdoptionMember
MeDiNova
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of interest acquired				100.00%
MeDiNova | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Settlement of liability	$ 43,900,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets					$ 106,500,000
Operating lease, liability					106,500,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings		$ 1,110,226,000	$ 1,070,020,000
Retained Earnings | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings					$ 0